Risk/Return Detail Data - FidelitySAISmall-MidCap500IndexFund-PRO - USD ($)			12 Months Ended										60 Months Ended	120 Months Ended
		Dec. 22, 2025	Dec. 22, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2025	Dec. 22, 2025
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.11%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.13%
Fee Waiver or Reimbursement	[1]	(0.08%)
Net Expenses (as a percentage of Assets)		0.05%
Expense Example, with Redemption, 1 Year		$ 5
Expense Example, with Redemption, 3 Years		31
Expense Example, with Redemption, 5 Years		62
Expense Example, with Redemption, 10 Years		$ 156
Annual Return, Inception Date		Aug. 12, 2015
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.32%										9.79%	9.69%	[2]
Annual Return [Percent]				12.32%	17.75%	(16.73%)	20.92%	19.77%	29.53%	(9.25%)	18.40%	14.62%
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Small-Mid Cap Momentum Index Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Small-Mid Cap Momentum Index Fund seeks to provide investment results that correspond to the total return of small- to mid-capitalization stocks with high momentum characteristics.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate		9.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities included in the Fidelity U.S. Small-Mid Cap Momentum Focus IndexSM. The Fidelity U.S. Small-Mid Cap Momentum Focus IndexSM is designed to reflect a well-diversified portfolio that invests in companies based on price and earnings momentum metrics. It is a subset of the Fidelity U.S. Extended Investable Market IndexSM, a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. The Fidelity U.S. Extended Investable Market IndexSM is a subset of the Fidelity U.S. Total Investable Market IndexSM, excluding the 500 largest companies. The Fidelity U.S. Small-Mid Cap Momentum Focus IndexSM was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		2.04%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.27%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.06%)
Performance Table Heading		Average Annual Returns
Performance Table Market Index Changed		Effective December 22, 2025, the fund began comparing its performance to the Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ rather than the Russell SMID 500™ Index because the Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ conforms more closely to the fund's investment policies.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.33%										4.58%	6.42%	[2]
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions and Sales | Fidelity SAI Small-Mid Cap 500 Index Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.58%										6.99%	7.31%	[2]
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | IX280
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell SMID 500™ Index
Average Annual Return, Percent			12.33%										9.80%	9.74%
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			23.81%										13.86%	13.08%
Document Type		497
Registrant Name		Fidelity Salem Street Trust

[1]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.05% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[2]	AFrom August 12, 2015.